Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.93%)	4.42%	5.36%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(4.09%)	3.83%	4.65%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.53%)	3.47%	4.25%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.81%)	4.57%	0.00%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.73%)	4.66%	0.00%
R6 Class
Prospectus [Line Items]
Average Annual Return, Percent		(2.69%)	0.00%	0.00%
MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.70%	5.10%	5.26%
MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	2.87%	5.49%

[1]	The Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index, as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.